Provisions - Telefonica Spain, Germany, and S.A. Restructuring (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€)	Dec. 31, 2014 EUR (€)
Disclosure of other provisions [line items]
Restructuring provision	€ 2,170	€ 461
Addition to termination plans provision	€ 452	140
Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Discount rate (as a percent)	0.22%
Average duration of plans	1 year 6 months
Restructuring provision | Telefónica Germany
Disclosure of other provisions [line items]
Restructuring provision	€ 24	48	€ 321
Addition to termination plans provision	€ 8	19
2003-2007 Labor Force Reduction Plan | Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Number of employees participating in labor force reduction plan | employee	13,870
Restructuring provision	€ 28	46
Current restructuring provision	€ 12
2011-2013 Labor Force Reduction Plan | Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Number of employees participating in labor force reduction plan | employee	6,830
Restructuring provision	€ 528	€ 797
Current restructuring provision	€ 217